FINANCIAL RISK MANAGEMENT (Changes in Fair Value) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	$ 2,265,461
Financial assets, at fair value ending balance	1,797,091
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	44,017
Financial assets, at fair value ending balance	18,845
Guarantee fund companies | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	2,854
Disinvestment	(2,169)
Interest accrued	0
Changes in fair value	2,441
Reclassifications	0
Net foreign exchange gain	(2,143)
Financial assets, at fair value ending balance	983
Non - U.S. government securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	41,163
Disinvestment	(5,801)
Interest accrued	(4,137)
Changes in fair value	(3,657)
Reclassifications	(9,706)
Net foreign exchange gain	0
Financial assets, at fair value ending balance	$ 17,862